UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number: 811-09521

MANAGERS AMG FUNDS

(Exact name of registrant as specified in charter)

800 Connecticut Avenue, Norwalk, Connecticut	06854

(Address of principal executive offices)	(Zip code)

Managers Investment Group LLC

800 Connecticut Avenue, Norwalk, Connecticut 06854

(Name and address of agent for service)

Registrant’s telephone number, including area code: (203) 299-3500

Date of fiscal year end: February

Date of reporting period: MAY 31, 2005            (1st Quarter End Portfolio Holdings)

Item 1. SCHEDULE OF INVESTMENTS.

Systematic Value Fund

May 31, 2005

Schedule of Portfolio Investments (unaudited) Security Description	Shares		Value
Common Stocks - 97.5%

Consumer Discretionary - 12.4%
Abercrombie & Fitch Co.	1,400		$80,262
Advance Auto Parts, Inc.*	3,100	[1]	183,737
Autoliv, Inc.	4,500		208,845
Darden Restaurants, Inc.	6,300		204,624
Federated Department Stores, Inc.	1,600	[1]	107,920
Harrah’s Entertainment, Inc.	1,900	[1]	136,439
Lennar Corp.	3,900	[1]	226,239
Nike, Inc., Class B	2,100		172,620
Nordstrom, Inc.	1,900		115,976
Starwood Hotels & Resorts Worldwide Inc	1,700		95,149
Time Warner Co., Inc.*	6,300		109,620
Walt Disney Co., The	8,500		233,240
Total Consumer Discretionary			1,874,671

Consumer Staples - 4.7%
Altria Group, Inc.	3,400	[1]	228,276
Coca-Cola Co., The	1,700		75,871
Colgate-Palmolive Co.	2,600		129,922
Dean Foods Co.*	3,200		124,704
Procter & Gamble Co.	2,700		148,905
Total Consumer Staples			707,678

Energy - 11.1%
Chesapeake Energy Corp.	14,700		300,909
ChevronTexaco Corp.	3,800		204,364
ConocoPhillips Co.	2,700		291,168
Exxon Mobil Corp.	11,000		618,200
Sunoco, Inc.	1,700	[1]	174,369
Valero Energy Corp.	1,200		82,344
Total Energy			1,671,354

Financials - 27.1%
Bank of America Corp.	12,900		597,528
Bear Stearns Co., Inc., The	2,300		227,792
CB Richard Ellis Group, Inc.*	6,400	[1]	246,144
Citigroup, Inc.	11,900		560,609
E*Trade Group, Inc.*	14,600		180,310
Franklin Resources, Inc.	4,300		310,202
Genworth Financial, Inc., Class A	9,500	[1]	275,405
Goldman Sachs Group, Inc.	2,500		243,750
Hartford Financial Services Group, Inc.	2,700	[1]	201,933
JPMorgan Chase & Co.	8,100		289,575
Loews Corp.	2,100		158,130

Merrill Lynch & Co., Inc.	4,900		265,874
Providian Financial Corp.*	13,200	[1]	235,224
Prudential Financial, Inc.	3,100		196,261
Zions Bancorporation	1,500		106,260
Total Financials			4,094,997

Health Care - 7.1%
CIGNA Corp.	1,900		184,775
HCA, Inc.	4,200		226,800
Invitrogen Corp.*	1,700		134,861
Ivax Corp.*	6,600	[1]	129,690
Johnson & Johnson Co.	2,100		140,910
McKesson Corp.	1,900	[1]	76,513
Merck & Co., Inc.	5,200		168,688
Total Health Care			1,062,237

Industrials - 9.9%
General Electric Co.	15,100		550,848
Ingersoll-Rand Co., Class A	1,900	[1]	147,079
R.R. Donnelley & Sons Co.	3,200		106,400
Textron, Inc.	3,800		293,702
Union Pacific Corp.	2,300		154,008
United Technologies Corp.	2,200		234,740
Total Industrials			1,486,777

Information Technology - 10.7%
Citrix Systems, Inc.*	6,000	[1]	150,960
Hewlett-Packard Co.	3,600		81,036
Intel Corp.	6,100		164,273
Logitech International SA ADR*	1,200		71,904
Motorola, Inc.	4,400		76,428
National Semiconductor Corp.*	4,400	[1]	88,528
QLogic Corp.*	4,300		137,686
Scientific-Atlanta, Inc.	2,200		73,260
Seagate Technology, Inc.	13,300		282,226
Symantec Corp.*	4,200	[1]	94,962
Tellabs, Inc.*	18,700		153,714
Texas Instruments, Inc.	3,800		105,032
VeriSign, Inc.*	4,200		135,870
Total Information Technology			1,615,879

Materials - 4.2%
Dow Chemical Co.	7,900	[1]	357,791
Monsanto Co.	2,000		114,000
United States Steel Corp.	3,900	[1]	155,103
Total Materials			626,894

Telecommunication Services - 4.8%
SBC Communications, Inc.	6,300		147,294
Sprint Corp.	12,000	[1]	284,280

Verizon Communications, Inc.	8,100		286,578
Total Telecommunication Services			718,152

Utilities - 5.5%
Constellation Energy Group	2,100		112,245
Duke Energy Corp.	6,400		175,872
Edison International	3,900		143,325
Exelon Corp.	3,200		149,920
Oneok, Inc.	4,100	[1]	126,485
PPL Corp.	2,100		120,771
Total Utilities			828,618
Total Common Stocks (cost $13,414,339)			14,687,257
Other Investment Companies - 22.8%[2]
Bank of New York Institutional Cash Reserves Fund, 3.11%[3]	3,040,806		3,040,806
JPMorgan Prime Money Market Fund, Institutional Class Shares, 2.89%	394,300		394,300
Total Other Investment Companies (cost $3,435,106)			3,435,106
Total Investments – 120.3% (cost $16,849,445)			18,122,363
Other Assets, less Liabilities - (20.3)%			(3,058,870)
Net Assets - 100.0%			$15,063,493

Note:	Based on the approximate cost of investments of $16,864,642 for Federal income tax purposes at May 31, 2005, the aggregate gross unrealized appreciation and depreciation were $1,442,546 and $184,825, respectively, resulting in net unrealized appreciation of investments of $1,257,721.

*	Non-income-producing securities.
[1]	Some or all of these shares, amounting to a market value of $2,957,789, or 19.6% of net assets, were out on loan to various brokers.
[2]	Yield shown for an investment company represents the May 31, 2005, seven-day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.
[3]	Collateral received from brokers for securities lending was invested in this short-term investment.

Investment Definitions and Abbreviations:

ADR/GDR:	ADR after the name of a holding stands for American Depositary Receipt, representing ownership of foreign securities on deposit with a domestic custodian bank; a GDR (Global Depositary Receipt) is comparable, but foreign securities are held on deposit in a non-U.S. bank. The value of the ADR/GDR securities is determined or significantly influenced by trading on exchanges not located in the United States or Canada. Sponsored ADR/GDRs are initiated by the underlying foreign company.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3 (c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15 (b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MANAGERS AMG FUNDS

By:	/s/ Peter M. Lebovitz
Peter M. Lebovitz, President

Date: July 26, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Peter M. Lebovitz
Peter M. Lebovitz, President

Date: July 26, 2005

By:	/s/ Bruce M. Aronow
Bruce M. Aronow, Chief Financial Officer

Date: July 26, 2005